Earnings per share	12 Months Ended
Dec. 31, 2024
Earnings per share
Earnings per share

10 Earnings per share

(a) Basic earnings per share

The calculation of basic earnings per share has been based on the following profit attributable to ordinary shareholders and weighted-average number of ordinary shares outstanding.

(i) Profit attributable to ordinary shareholders (basic):

			For the six	For the year
			months ended	ended
	For the year ended June 30,		December 31,	December 31,
	2022	2023	2023	2024
	RMB’000	RMB’000	RMB’000	RMB’000
Profit attributable to the equity shareholders of the Company	638,170	1,768,926	1,248,405	2,617,560
Less:
Allocation of undistributed earnings to holders of unvested restricted shares	(1,576)	(424)	—	—

Profit used to determine basic earnings per share	636,594	1,768,502	1,248,405	2,617,560

The unvested restricted shares granted to employees under the 2020 Share Incentive Plan (see Note 23) are entitled to non-forfeitable dividends during the vesting period. For the purpose of calculating basic earnings per share, the numerators are thus be adjusted for the undistributed earnings attributed to these unvested shares in accordance with their participating rights, which have not been recognized in profit or loss.

(ii) Weighted-average number of ordinary shares (basic):

The weighted average number of ordinary shares of 1,205,527,348, 1,243,320,377, 1,244,926,865 and 1,239,394,263 in issue for the years ended June 30, 2022 and 2023, the six months ended December 31, 2023 and the year ended December 31, 2024, respectively, were calculated as follows:

			For the six	For the year
			months ended	ended
	For the year ended June 30,		December 31,	December 31,
	2022	2023	2023	2024
	Number of shares	Number of shares	Number of shares	Number of shares
Issued ordinary share at the beginning of the year/period	1,204,860,715	1,202,646,619	1,244,854,689	1,243,332,789
Effect of shares issued relating to Hong Kong public offering and exercise of the over-allotment option	—	40,181,685	—	—
Effect of shares released from share incentive plan (Note 23)	2,369,454	2,878,812	281,729	1,311,146
Effect of repurchase of shares (Note 22(b)(v))	(1,702,821)	(2,386,739)	(209,553)	(5,249,672)

Weighted average number of ordinary shares	1,205,527,348	1,243,320,377	1,244,926,865	1,239,394,263

(b) Diluted earnings per share

Diluted earnings per share is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all potential dilutive ordinary shares.

For the years ended June 30, 2022 and 2023, the six months ended December 31, 2023 and the year ended December 31, 2024, the calculation of diluted earnings per share were based on the profit attributable to ordinary equity shareholders of the Company of RMB638,170,000, RMB1,768,926,000, RMB1,248,405,000 and RMB2,617,560,000 and the weighted average number of ordinary shares of 1,216,637,439, 1,250,545,116, 1,251,635,862 and 1,246,817,617 shares, respectively, after adjusting by the dilutive effect of share incentive plan, calculated as follows:

			For the six	For the year
			months ended	ended
	For the year ended June 30,		December 31,	December 31,
	2022	2023	2023	2024
	Number of shares	Number of shares	Number of shares	Number of shares
Weighted average number of ordinary shares, basic	1,205,527,348	1,243,320,377	1,244,926,865	1,239,394,263
Dilutive effect of share incentive plan (Note 23)	11,110,091	7,224,739	6,708,997	7,423,354

Weighted average number of ordinary shares, diluted	1,216,637,439	1,250,545,116	1,251,635,862	1,246,817,617